SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of presentation and Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Accumulated deficit	$ (204,571)		$ (217,888)
Adjustments due to the adoption of ASU 2016-02 | Accounting Standards Update 2016-13 [Member]
Accumulated deficit		$ 0